Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
China — 24.2%
AAC Technologies Holdings, Inc.(1)	22,000	$ 51,998
Alibaba Health Information Technology, Ltd.(2)	236,000	142,815
A-Living Smart City Services Co., Ltd.(2)(3)	24,500	15,806
Bank of Communications Co., Ltd., Class H	618,000	410,037
BeiGene, Ltd.(2)	26,000	356,501
Beijing Enterprises Water Group, Ltd.	136,000	32,352
Blue Moon Group Holdings, Ltd.(3)	64,000	31,910
BYD Co., Ltd., Class H	20,500	657,325
BYD Electronic International Co., Ltd.	20,500	62,361
China Communications Services Corp., Ltd., Class H	106,000	52,335
China Conch Venture Holdings, Ltd.	63,500	82,967
China Datang Corp. Renewable Power Co., Ltd., Class H	77,000	25,802
China Everbright Bank Co., Ltd., Class H	133,000	38,251
China Everbright Environment Group, Ltd.	151,000	59,685
China International Capital Corp., Ltd., Class H(2)(3)	72,800	128,340
China International Marine Containers Group Co., Ltd., Class H	37,000	21,570
China Jinmao Holdings Group, Ltd.	186,000	27,422
China Lesso Group Holdings, Ltd.	42,000	27,679
China Literature, Ltd.(2)(3)	14,600	61,577
China Medical System Holdings, Ltd.	31,000	50,581
China Meidong Auto Holdings, Ltd.(1)	26,000	30,129
China Mengniu Dairy Co., Ltd.(2)	80,000	302,343
China Merchants Bank Co., Ltd., Class H	89,000	405,937
China Minsheng Banking Corp., Ltd., Class H	289,500	107,180
China Overseas Land & Investment, Ltd.	122,000	266,893
China Pacific Insurance Group Co., Ltd., Class H	95,600	248,193
China Resources Cement Holdings, Ltd.	94,000	38,882
China Resources Gas Group, Ltd.	39,100	134,089
China Resources Land, Ltd.	82,000	348,964
China Resources Pharmaceutical Group, Ltd.(3)	39,000	34,043
China Ruyi Holdings, Ltd.(2)	216,000	50,909
China State Construction International Holdings, Ltd.	78,000	89,156
China Tower Corp, Ltd., Class H(3)	1,706,000	189,996
China Vanke Co., Ltd., Class H	83,100	111,945
Chinasoft International, Ltd.(2)	96,000	60,543
Chindata Group Holdings, Ltd. ADR(2)	4,300	30,788
Chongqing Rural Commercial Bank Co., Ltd., Class H	100,000	35,407
Country Garden Holdings Co., Ltd.(1)(2)	528,000	107,707
Country Garden Services Holdings Co., Ltd.(1)	96,000	124,575
CSPC Pharmaceutical Group, Ltd.	240,000	208,867
Dali Foods Group Co., Ltd.(3)	66,000	29,525
Dongyue Group, Ltd.	67,000	50,324
ENN Energy Holdings, Ltd.	23,900	298,943
Far East Horizon, Ltd.	59,000	46,802
Flat Glass Group Co., Ltd., Class H(1)	16,000	54,860
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co., Ltd., Class H(3)	23,600	$ 97,893
GDS Holdings, Ltd. ADR(2)	4,000	43,960
Geely Automobile Holdings, Ltd.	212,000	260,303
Great Wall Motor Co., Ltd., Class H(1)	132,500	152,602
Greentown China Holdings, Ltd.	30,500	30,679
Greentown Service Group Co., Ltd.(1)	52,000	24,917
Guangdong Investment, Ltd.	126,000	108,831
H World Group, Ltd. ADR(2)	6,000	232,680
Haichang Ocean Park Holdings, Ltd.(1)(2)(3)	120,000	18,269
Haidilao International Holding, Ltd.(1)(3)	43,000	95,091
Haier Smart Home Co., Ltd., Class H	76,000	239,670
Haitong Securities Co., Ltd., Class H	118,000	72,465
Hangzhou Tigermed Consulting Co., Ltd., Class H(3)	3,000	17,142
Hansoh Pharmaceutical Group Co., Ltd.(3)	26,000	41,920
Hengan International Group Co., Ltd.	29,500	124,385
Hopson Development Holdings, Ltd.	30,600	21,817
Hua Hong Semiconductor, Ltd.(2)(3)	22,000	72,391
Huatai Securities Co., Ltd., Class H(3)	63,000	78,043
Hygeia Healthcare Holdings Co., Ltd., Class C(3)	10,000	54,316
Innovent Biologics, Inc.(2)(3)	33,500	127,245
JD Health International, Inc.(1)(2)(3)	29,500	187,379
JD Logistics, Inc.(1)(2)(3)	105,600	165,345
JD.com, Inc. ADR	21,800	744,034
Jiangsu Expressway Co., Ltd., Class H	52,000	47,954
Jiumaojiu International Holdings, Ltd.(1)(3)	31,000	50,980
JS Global Lifestyle Co., Ltd.(2)(3)	43,500	7,587
Kingboard Chemical Holdings, Ltd.	29,500	80,687
Kingdee International Software Group Co., Ltd.(2)	96,000	128,913
Kingsoft Corp., Ltd.	35,000	138,339
Longfor Group Holdings, Ltd.(3)	77,500	189,250
Lufax Holding, Ltd. ADR	29,100	41,613
Meituan, Class B(2)(3)	76,300	1,196,454
Microport Scientific Corp.(2)	18,600	33,833
Ming Yuan Cloud Group Holdings, Ltd.(1)(2)	10,000	4,512
NetEase, Inc. ADR	8,100	783,189
NIO, Inc. ADR(2)	39,300	380,817
Nongfu Spring Co., Ltd., Class H(1)(3)	54,800	303,292
PDD Holdings, Inc. ADR(2)	9,800	677,572
Pharmaron Beijing Co., Ltd., Class H(2)(3)	4,700	14,573
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	14,800	35,872
Postal Savings Bank of China Co., Ltd., Class H(3)	393,000	242,346
Qifu Technology, Inc. ADR	5,000	86,400
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	70,400	92,375
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(2)	12,000	32,148
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	19,737
Shanghai Junshi Biosciences Co., Ltd., Class H(2)(3)	2,800	8,170
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,000	35,732

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sino Biopharmaceutical, Ltd.	285,000	$ 124,524
Sinopharm Group Co., Ltd., Class H	39,200	122,715
Sunny Optical Technology Group Co., Ltd.	25,000	250,665
Tencent Holdings, Ltd.	103,500	4,388,521
Tencent Music Entertainment Group ADR(2)	25,700	189,666
Tingyi Cayman Islands Holding Corp.	68,000	105,884
Tongcheng Travel Holdings, Ltd.(2)	43,600	91,580
Topsports International Holdings, Ltd.(3)	135,000	117,453
TravelSky Technology, Ltd., Class H	28,000	47,699
Trip.com Group, Ltd. ADR(2)	13,100	458,500
Vipshop Holdings, Ltd. ADR(2)	15,600	257,400
Want Want China Holdings, Ltd.	184,000	122,378
Weibo Corp. ADR	4,500	58,995
Weichai Power Co., Ltd., Class H	87,000	128,001
WuXi AppTec Co., Ltd., Class H(3)	10,200	81,747
WuXi Biologics Cayman, Inc.(2)(3)	81,000	389,290
Xinyi Energy Holdings, Ltd.	80,000	26,206
Xinyi Solar Holdings, Ltd.	216,000	250,775
XPENG, Inc. ADR(2)	23,000	308,660
Xtep International Holdings, Ltd.(1)	58,500	59,878
Yadea Group Holdings, Ltd.(3)	50,000	114,059
Yihai International Holding, Ltd.(1)(2)	13,000	28,001
Yuexiu Property Co., Ltd.	73,000	85,057
Yum China Holdings, Inc.	8,900	502,850
Zai Lab, Ltd. ADR(2)	2,300	63,779
Zhongsheng Group Holdings, Ltd.	25,000	95,972
Zhuzhou CRRC Times Electric Co., Ltd.	22,700	84,791
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(2)	48,800	25,315
		$21,968,397
Cyprus — 2.2%
Bank of Cyprus Holdings PLC(1)	600,026	$2,007,048
		$2,007,048
Georgia — 6.4%
Bank of Georgia Group PLC	55,000	$2,045,285
Georgia Capital PLC(2)	213,400	2,253,814
TBC Bank Group PLC	47,000	1,474,386
		$5,773,485
Greece — 20.0%
Alpha Services and Holdings S.A.(2)	1,511,300	$2,475,443
Athens Water Supply & Sewage Co. S.A.	30,819	233,008
Eurobank Ergasias S.A., Class A(2)	1,634,182	2,692,457
GEK Terna Holding Real Estate Construction S.A.(2)	36,300	567,837
Hellenic Telecommunications Organization S.A.	144,584	2,478,608
JUMBO S.A.	77,779	2,139,278
Security	Shares	Value
Greece (continued)
LAMDA Development S.A.(2)	48,184	$ 354,408
National Bank of Greece S.A.(2)	152,621	992,098
Piraeus Financial Holdings S.A.(2)	901,300	2,958,875
Public Power Corp. S.A.(2)	122,400	1,395,955
Star Bulk Carriers Corp.	61,600	1,090,320
Terna Energy S.A.	37,170	818,907
		$18,197,194
Hong Kong — 0.0%(4)
Yuexiu Real Estate Investment Trust(1)	4,526	$966
		$966
India — 5.7%
Aarti Industries, Ltd.	4,236	$26,076
Aarti Pharmalabs, Ltd.(2)	932	4,217
Apollo Hospitals Enterprise, Ltd.	1,332	82,938
Ashok Leyland, Ltd.	17,001	34,764
Asian Paints, Ltd.	3,392	139,204
AU Small Finance Bank, Ltd.(3)	2,829	26,084
Avenue Supermarts, Ltd.(2)(3)	1,696	80,717
Axis Bank, Ltd.	15,913	191,749
Bajaj Finance, Ltd.	1,961	171,845
Bajaj Finserv, Ltd.	3,008	56,147
Bandhan Bank, Ltd.(2)(3)	7,193	21,305
Bank of Baroda	9,282	21,587
Bharti Airtel, Ltd.	17,139	184,106
Biocon, Ltd.	7,574	24,498
Cipla, Ltd.	6,108	75,497
Coforge, Ltd.	455	26,243
Dabur India, Ltd.	4,163	29,174
Dixon Technologies India, Ltd.	481	25,831
DLF, Ltd.	9,317	55,831
Dr. Lal PathLabs, Ltd.(3)	878	24,214
Federal Bank, Ltd.	13,134	20,275
FSN E-Commerce Ventures, Ltd.(2)	8,411	15,193
Godrej Consumer Products, Ltd.(2)	2,487	32,822
Havells India, Ltd.	3,343	52,344
HCL Technologies, Ltd.	8,990	130,351
HDFC Asset Management Co., Ltd.(3)	1,134	31,678
HDFC Bank, Ltd.	21,750	451,201
HDFC Life Insurance Co., Ltd.(3)	7,392	58,480
Hero MotoCorp, Ltd.	1,363	48,366
Hindustan Unilever, Ltd.	6,029	196,963
Housing Development Finance Corp., Ltd.	10,374	357,715
ICICI Bank, Ltd.	30,005	343,306
IDFC First Bank, Ltd.(2)	40,395	39,347
Indian Energy Exchange, Ltd.(3)	9,475	14,727

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Indian Hotels Co., Ltd.	12,064	$ 57,888
Indian Railway Catering & Tourism Corp., Ltd.	3,721	28,819
Indus Towers, Ltd.(2)	11,253	22,532
IndusInd Bank, Ltd.	4,067	68,501
Info Edge India, Ltd.	924	50,628
Kotak Mahindra Bank, Ltd.	7,591	170,874
Laurus Labs, Ltd.(3)	5,460	24,391
LIC Housing Finance, Ltd.	3,672	17,602
LTIMindtree, Ltd.(3)	800	50,722
Mahindra & Mahindra Financial Services, Ltd.	9,063	37,214
MakeMyTrip, Ltd.(2)	857	23,122
Marico, Ltd.	1,455	9,447
Maruti Suzuki India, Ltd.	1,112	132,857
Mphasis, Ltd.	1,045	24,262
Nestle India, Ltd.	381	106,596
One 97 Communications, Ltd.(2)	2,373	25,078
Patanjali Foods, Ltd.	2,007	28,836
Punjab National Bank	27,381	17,288
SBI Cards & Payment Services, Ltd.	2,376	24,634
SBI Life Insurance Co., Ltd.(3)	3,436	54,946
Shriram Finance, Ltd.	2,208	46,881
State Bank of India	14,368	100,544
Tata Consultancy Services, Ltd.	6,088	245,713
Tata Elxsi, Ltd.	387	35,896
Tata Motors, Ltd.(2)	16,828	122,576
Tata Teleservices Maharashtra, Ltd.(2)	10,694	9,305
Tech Mahindra, Ltd.	6,817	94,404
Titan Co., Ltd.	2,948	110,032
Trent, Ltd.	1,414	30,379
TVS Motor Co., Ltd.	1,933	31,324
Vodafone Idea, Ltd.(2)	119,318	10,861
Voltas, Ltd.	2,965	27,540
Wipro, Ltd.	16,537	78,703
WNS Holdings, Ltd. ADR(2)	586	43,200
Yes Bank, Ltd.(2)	101,067	20,117
Zee Entertainment Enterprises, Ltd.	11,487	24,894
Zomato, Ltd.(2)	60,246	55,167
		$5,158,568
Indonesia — 6.3%
Allo Bank Indonesia Tbk PT(2)	62,100	$7,226
Bank Central Asia Tbk PT	2,465,100	1,511,841
Bank Jago Tbk PT(2)	294,000	62,895
Bank Mandiri Persero Tbk PT	2,117,400	736,870
Bank Negara Indonesia Persero Tbk PT	351,500	215,663
Bank Rakyat Indonesia Persero Tbk PT	3,366,343	1,229,023
Berkah Beton Sadaya Tbk PT(2)	347,000	1,153
Security	Shares	Value
Indonesia (continued)
Dayamitra Telekomunikasi Tbk PT	461,300	$ 20,461
Elang Mahkota Teknologi Tbk PT	710,800	33,881
Indah Kiat Pulp & Paper Tbk PT	191,900	109,080
Kalbe Farma Tbk PT	909,000	124,398
Merdeka Copper Gold Tbk PT(2)	1,435,800	293,924
Mitra Keluarga Karyasehat Tbk PT	101,100	18,131
Sarana Menara Nusantara Tbk PT	1,930,200	136,799
Sumber Alfaria Trijaya Tbk PT	1,632,300	281,265
Telkom Indonesia Persero Tbk PT	2,226,700	595,693
Tower Bersama Infrastructure Tbk PT	665,600	89,379
Unilever Indonesia Tbk PT	641,800	182,721
Vale Indonesia Tbk PT	97,600	41,190
		$5,691,593
Malaysia — 5.9%
AMMB Holdings Bhd	141,200	$109,702
Axiata Group Bhd	229,100	130,297
CelcomDigi Bhd	274,800	242,185
CIMB Group Holdings Bhd	538,700	584,741
Hong Leong Bank Bhd	62,000	252,190
Hong Leong Financial Group Bhd	20,400	77,219
IHH Healthcare Bhd	326,600	412,487
Inari Amertron Bhd	216,000	127,402
Malaysia Airports Holdings Bhd	179,100	264,221
Maxis Bhd	195,100	171,582
MR DIY Group M Bhd(3)	194,800	66,465
Nestle Malaysia Bhd	10,500	294,680
Petronas Gas Bhd	75,400	269,860
PPB Group Bhd	106,200	358,277
Press Metal Aluminium Holdings Bhd	355,200	358,504
Public Bank Bhd	1,218,100	1,005,716
RHB Bank Bhd	309,600	360,544
Telekom Malaysia Bhd	93,200	98,173
Westports Holdings Bhd	170,600	133,236
		$5,317,481
Slovenia — 2.0%
Nova Ljubljanska Banka dd GDR(5)	111,200	$1,782,436
		$1,782,436
South Korea — 15.7%
AMOREPACIFIC Corp.	930	$69,225
AMOREPACIFIC Group	762	15,272
CJ CheilJedang Corp.	470	96,313
Coway Co., Ltd.	1,541	51,495
DB HiTek Co., Ltd.	800	38,569
Doosan Enerbility Co., Ltd.(2)	18,940	261,703

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	9,651	$ 288,107
Hanjin Kal Corp.	519	18,515
Hanmi Pharm Co., Ltd.	351	82,469
Hanon Systems	4,247	29,613
Hansol Chemical Co., Ltd.	361	66,150
HMM Co., Ltd.	9,728	139,881
Hotel Shilla Co., Ltd.	887	49,638
HYBE Co., Ltd.(2)	771	166,278
Hyundai Engineering & Construction Co., Ltd.	3,874	112,613
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	731
Hyundai Glovis Co., Ltd.	531	79,945
Hyundai Marine & Fire Insurance Co., Ltd.	1,826	43,084
Hyundai Mobis Co., Ltd.	1,796	317,976
Hyundai Motor Co.	3,963	623,357
Kakao Corp.	8,765	329,213
Kakao Games Corp.(2)	1,157	29,116
Kakaopay Corp.(2)	451	16,217
KB Financial Group, Inc.	11,870	430,818
Kia Corp.	7,495	504,871
Korea Investment Holdings Co., Ltd.	1,386	54,664
Krafton, Inc.(2)	713	106,187
KT Corp.	3,426	77,554
L&F Co., Ltd.	723	134,562
LG Chem, Ltd.	1,360	692,324
LG Display Co., Ltd.(2)	5,999	72,100
LG Electronics, Inc.	3,415	330,533
LG H&H Co., Ltd.	296	103,442
LG Innotek Co., Ltd.	375	88,834
Meritz Financial Group, Inc.(2)	1,088	34,496
Mirae Asset Securities Co., Ltd.	8,724	48,117
NAVER Corp.	3,727	521,724
Netmarble Corp.(2)(3)	576	21,632
NH Investment & Securities Co., Ltd., Class C	3,800	27,641
Samsung C&T Corp.	3,609	290,466
Samsung Electro-Mechanics Co., Ltd.	1,672	184,595
Samsung Electronics Co., Ltd.	92,648	5,101,498
Samsung Heavy Industries Co., Ltd.(2)	27,290	138,852
Samsung SDS Co., Ltd.	977	91,582
Samsung Securities Co., Ltd.	1,918	52,643
SD Biosensor, Inc.	1,600	14,897
Shinhan Financial Group Co., Ltd.	16,306	421,546
SK Biopharmaceuticals Co., Ltd.(2)	1,537	94,715
SK Bioscience Co., Ltd.(2)	1,443	87,535
SK Hynix, Inc.	12,597	1,106,828
SK IE Technology Co., Ltd.(2)(3)	871	64,529
SK Square Co., Ltd.(2)	2,909	98,257
SK Telecom Co., Ltd.	1,625	57,502
Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	18,339	$ 164,737
Yuhan Corp.	3,334	153,045
		$14,298,206
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	140,000	$ 2,586,264
		$ 2,586,264
United Arab Emirates — 4.4%
Abu Dhabi Commercial Bank PJSC	116,068	$ 256,427
Aldar Properties PJSC	146,518	204,917
Alpha Dhabi Holding PJSC(2)	50,500	287,476
Dubai Financial Market PJSC	61,300	25,189
Dubai Islamic Bank PJSC	116,847	174,664
Emirates Integrated Telecommunications Co. PJSC	82,803	119,205
Emirates Telecommunications Group Co. PJSC	99,969	613,445
Fertiglobe PLC	34,200	31,028
First Abu Dhabi Bank PJSC	152,009	566,538
International Holdings Co. PJSC(2)	15,820	1,697,183
Q Holding PJSC(2)	55,600	35,817
		$4,011,889
Total Common Stocks (identified cost $80,603,070)		$86,793,527

Short-Term Investments — 2.5%

Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	2,241,742	$ 2,241,742
Total Affiliated Fund (identified cost $2,241,742)		$ 2,241,742

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	3,465	$ 3,465
Total Securities Lending Collateral (identified cost $3,465)		$ 3,465
Total Short-Term Investments (identified cost $2,245,207)		$ 2,245,207

Total Purchased Options — 0.3% (identified cost $93,769)	$ 252,152
Total Investments — 98.4% (identified cost $82,942,046)	$89,290,886

Total Written Options — (0.0)%(4) (premiums received $33,304)	$ (44,901)
Other Assets, Less Liabilities — 1.6%	$ 1,512,234
Net Assets — 100.0%	$90,758,219

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $1,432,880 and the total market value of the collateral received by the Fund was $1,507,186, comprised of cash of $3,465 and U.S. government and/or agencies securities of $1,503,721.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $4,737,194 or 5.2% of the Fund's net assets.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $1,782,436 or 2.0% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	35.0%
Communication Services	13.4
Consumer Discretionary	12.9
Information Technology	12.5
Industrials	6.8
Utilities	3.7
Consumer Staples	3.6
Health Care	3.4
Real Estate	2.2
Materials	2.1
Total	95.6%

Purchased Currency Options — 0.3%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Goldman Sachs International	USD	8,700,000	CNH	7.00	1/18/24	$252,152
Total							$252,152

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Written Currency Options — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Goldman Sachs International	USD	(8,700,000)	CNH	7.50	1/18/24	$(44,901)
Total							$(44,901)

(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,760	IDR	131,703,787	Standard Chartered Bank	7/3/23	$ —	$(25)
USD	11,148,110	CNH	77,600,000	Goldman Sachs International	11/24/23	347,008	—
						$347,008	$(25)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	81	Long	9/15/23	$4,041,495	$(41,929)
					$(41,929)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
IDR	– Indonesian Rupiah
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts and currency options to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,241,742, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,013,623	$33,235,410	$(34,007,291)	$ —	$ —	$2,241,742	$85,816	2,241,742

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
China	$4,860,903	$17,107,494	$ —	$21,968,397
Cyprus	—	2,007,048	—	2,007,048
Georgia	—	5,773,485	—	5,773,485
Greece	1,090,320	17,106,874	—	18,197,194
Hong Kong	—	966	—	966
India	66,322	5,092,246	—	5,158,568
Indonesia	—	5,691,593	—	5,691,593
Malaysia	—	5,317,481	—	5,317,481
Slovenia	—	1,782,436	—	1,782,436
South Korea	—	14,298,206	—	14,298,206
Taiwan	—	2,586,264	—	2,586,264
United Arab Emirates	—	4,011,889	—	4,011,889
Total Common Stocks	$6,017,545	$80,775,982(1)	$ —	$86,793,527
Short-Term Investments:
Affiliated Fund	$2,241,742	$ —	$ —	$2,241,742
Securities Lending Collateral	3,465	—	—	3,465
Purchased Currency Options	—	252,152	—	252,152
Total Investments	$8,262,752	$81,028,134	$ —	$89,290,886
Forward Foreign Currency Exchange Contracts	$ —	$347,008	$ —	$347,008
Total	$8,262,752	$81,375,142	$ —	$89,637,894

Calvert
Emerging Markets Advancement Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(25)	$ —	$(25)
Futures Contracts	(41,929)	—	—	(41,929)
Written Currency Options	—	(44,901)	—	(44,901)
Total	$(41,929)	$(44,926)	$ —	$(86,855)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.